Employee Benefit Plans and Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans and Share-Based and Other Compensation Plans
Schedule of compensation expense for share-based and other compensation plans

	Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
AerCap share-based awards	$14,876
AIG share-based and other incentive plans	25,878	(a)
(a)	Includes $9.6 million that is reported in Transaction and integration related expenses.